Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Investment [Line Items]
Short-term investments	¥ 156,182		¥ 262,813		$ 22,644
Equity investments accounted for at fair value using the alternative measurement	1,141,207		1,349,272		165,460
Accumulated impairment of equity investments without readily determinable fair value	1,257,876		942,605		182,375
Equity investments measured at fair value using the measurement alternative	106,662	$ 15,465	154,488
Investment in equity investees	238,591		236,552		34,592
Aggregate consideration for equity method investments	10,000		2,500	¥ 15,040	1,450
Purchase of short-term investments	1,005,110	145,727	3,630,357	1,375,485
Gains (losses) from equity method investments, net	(12,143)	(1,761)	60,992	(5,231)
Impairment loss of equity method investments	0		0	0
Fair value (loss) gain on the long-term available-for-sale debt security	8,270	1,199	0	0
Unrealized gains for the Equity investments with readily determinable fair value	33,346	$ 4,835	82,504	121,555
Realized gains for equity investments with readily determinable fair value	331,566		287,339		48,073
Debt securities available for sale Noncurrent	¥ 42,371		46,339		6,143
Internet Business Segment [Member]
Investment [Line Items]
Equity method investments as result of the deconsolidation of a business				18,000
Deconsolidation of Subsidiaries [Member] | Live.me.Inc
Investment [Line Items]
Ownership interest, subsequent to transaction	49.60%	49.60%
Equity investments accounted for using fair value option [Member] | Live.me.Inc
Investment [Line Items]
Investment in fair value method investment	¥ 370,162		362,235		$ 53,668
Equity investments accounted for using fair value option [Member] | Deconsolidation of Subsidiaries [Member] | Gaming And Utility RelatedBusinesses [Member]
Investment [Line Items]
Investment in fair value method investment				342,433
Other Income [Member]
Investment [Line Items]
Purchase of short-term investments	59,581	$ 8,638	7,000
Equity Method Investment, Realized Gain (Loss) on Disposal	32,536	4,717	67,105
Unrealized gains for the Equity investments with readily determinable fair value	0		0	5,327
Realized gains for equity investments with readily determinable fair value	0		767	18,488
Other Income and Other Expense [Member]
Investment [Line Items]
Unrealized Gain (Loss) on Equity Investments using fair value option	25,601	3,712	6,537	857
Other Nonoperating Income [Member]
Investment [Line Items]
Gain on dividends received from long-term investment investees			2,558	4,002
Other Nonoperating Income [Member] | Available-for-sale Securities [Member]
Investment [Line Items]
Remeasurement loss			42,883
Bytedance Ltd. | Other Income [Member]
Investment [Line Items]
Purchase of short-term investments				20,000
Equity Method Investment, Realized Gain (Loss) on Disposal				465,877
Short-term Investments [Member]
Investment [Line Items]
Interest income, net	23,088	3,347	12,687	23,780
Short-term Investments [Member] | Other Expense [Member]
Investment [Line Items]
Impairment of investment	¥ 714	$ 104	¥ 715	¥ 7,096